Supplement to the
                   Statement of Additional Information for the
                    Lincoln Variable Insurance Products Trust
                                Dated May 1, 2006

The following changes are effective May 16, 2006:

The information in the chart entitled "Interested Trustees" and the footnote on Page 20 regarding Janet Chrzan are to be deleted.

The information in the chart entitled "Interested Trustees" on Page 22 regarding Janet Chrzan is to be deleted.

The following changes are effective July 3, 2006:

The first sentence on Page 29 in the section entitled "Other Accounts Managed" is to be deleted and replaced with the following:

     With the exception of Fidelity Management & Research, the following table provides information about other accounts for which each portfolio manager was primarily responsible as of December 31, 2005. Information for Fidelity Management & Research is shown as of April 30, 2006.

The information in the chart on Page 29 for Fidelity Management & Research is to be deleted and replaced with the following:

                        Registered Investment      Other Pooled Investment          Other Accounts
                              Companies                    Vehicles
                     ---------------------------- --------------------------- ----------------------------
Adviser/Sub-Adviser   Number of        Total       Number of       Total       Number of        Total
   and Portfolio       Accounts     Assets* in     Accounts     Assets* in      Accounts     Assets* in
      Manager                      the Accounts                the Accounts                 the Accounts
-------------------- ------------- -------------- ------------ -------------- ------------- --------------
Ciaran O'Neill             0              0            1            272             7          1,382

The first sentence on Page 30 in the section entitled "Other Accounts Managed with Performance-Based Advisory Fees" is to be deleted and replaced with the following:

     The following table provides information about other accounts managed by each portfolio manager with respect to which the advisory fee is based on account performance. With the exception of Fidelity Management & Research Company, information is shown as of December 31, 2005. Information for Fidelity Management & Research is shown as of April 30, 2006.

The information in the chart on Page 30 for Fidelity Management & Research Company is to be deleted and replaced with the following:


                                                         Number of Accounts With
     Adviser/Sub-Adviser and Portfolio Managers               Incentive Fees         Total Assets
------------------------------------------------------ ----------------------------- --------------
     Fidelity Management & Research Company                          0                      0
     (Ciaran O'Neill)

The information beginning on Page 30 under the section entitled "Fidelity Management & Research Company ("Fidelity") (Equity-Income Fund)" is to be deleted and replaced with the following:

     The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, the fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by the fund's Code of Ethics.

The second paragraph beginning on Page 34 under the section entitled "Beneficial Interest of Portfolio Managers" is to be deleted and replaced with the following:

     As of the funds' fiscal year ended December 31, 2005, no portfolio manager of any fund beneficially owned securities of any fund. As of April 30, 2006, the new portfolio manager of the Equity-Income Fund not beneficially own any securities of any fund.

The information for Fidelity Management & Research Company beginning on Page 57 in Appendix C is to be deleted and replaced with the following:

     Ciaran O'Neill is the portfolio manager of the Equity-Income Fund and receives compensation for his services. As of December 31, 2005, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager. The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, and (ii) the investment performance of a broad range of other FMR equity funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of the fund is based on the fund's pre-tax investment performance measured against the Russell 1000 Value Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.

     The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, the fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by the fund's Code of Ethics.



This Supplement is dated July 13, 2006.